INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Inventories [Line Items]
Total inventories	$ 50,314	$ 36,696
Packaging and supplies	9,317	6,023
Plants in drying stage
Inventories [Line Items]
Total inventories	2,785	2,690
Dry cannabis
Inventories [Line Items]
Available for packaging	20,720	15,039
Packaged inventory	5,247	5,671
Flower and trim available for extraction
Inventories [Line Items]
Total inventories	1,672	785
Concentrated extract
Inventories [Line Items]
Total inventories	5,721	3,742
Formulated extracts
Inventories [Line Items]
Available for packaging	1,535	623
Packaged inventory	3,317	2,123
CAPITALIZED COST
Inventories [Line Items]
Total inventories	38,279	27,023
Packaging and supplies	9,317	6,023
CAPITALIZED COST | Plants in drying stage
Inventories [Line Items]
Total inventories	1,439	1,387
CAPITALIZED COST | Dry cannabis
Inventories [Line Items]
Available for packaging	14,631	9,736
Packaged inventory	3,843	3,922
CAPITALIZED COST | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	783	456
CAPITALIZED COST | Concentrated extract
Inventories [Line Items]
Total inventories	3,726	3,009
CAPITALIZED COST | Formulated extracts
Inventories [Line Items]
Available for packaging	1,450	462
Packaged inventory	3,090	2,028
FAIR VALUE ADJUSTMENT
Inventories [Line Items]
Total inventories	12,035	9,673
Packaging and supplies	0	0
FAIR VALUE ADJUSTMENT | Plants in drying stage
Inventories [Line Items]
Total inventories	1,346	1,303
FAIR VALUE ADJUSTMENT | Dry cannabis
Inventories [Line Items]
Available for packaging	6,089	5,303
Packaged inventory	1,404	1,749
FAIR VALUE ADJUSTMENT | Flower and trim available for extraction
Inventories [Line Items]
Total inventories	889	329
FAIR VALUE ADJUSTMENT | Concentrated extract
Inventories [Line Items]
Total inventories	1,995	733
FAIR VALUE ADJUSTMENT | Formulated extracts
Inventories [Line Items]
Available for packaging	85	161
Packaged inventory	$ 227	$ 95